Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment, net consists of the following (in thousands):

	December 31,
	2013	2012
Land and land improvements	$31	$61
Buildings	13,026	2,227
Machinery and equipment	14,274	8,029
Furniture, fixtures and office equipment	47,364	19,006
Construction in progress	13,997	2,737
Surgical instruments	52,893	50,860
	141,585	82,920
Less: Accumulated depreciation	(71,070)	(41,438)
	$70,515	$41,482

Property, Plant and Equipment Recorded Under Capital Leases
The components of property, plant and equipment recorded under capital leases consist of the following (in thousands):

	December 31,
	2013	2012
Buildings	$8,192	$—
Furniture, fixtures and office equipment	59	—
	8,251	—
Less: Accumulated depreciation	(48)	—
	$8,203	$—